Consolidated Statements of Changes in Stockholders' Equity (Deficit) (June 30, 2019) - USD ($)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Shares to be Issued Common Shares	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	34,574,706
Beginning balance, value at Dec. 31, 2016	$ 34,575	$ 1,371,618			$ (1,352,433)	$ 53,760
Net loss					(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	1,871,618	$ 0	$ 0	(1,978,794)	(72,601)
Debt conversion, shares	313,686
Debt conversion, value	$ 313	548,639				548,951
Shares issued, shares	2,174,599
Shares issued, value	$ 2,175	3,803,337				3,805,512
Subscription receivable, shares	3,581,328
Subscription receivable, value	$ 3,581	6,263,779	(6,267,360)			0
Shares issued for compensation, value				457,377		457,377
Net loss					(1,299,111)	(1,299,111)
Ending balance, shares at Jun. 30, 2018	40,644,319
Ending balance, value at Jun. 30, 2018	$ 40,644	12,487,372	(6,267,360)	457,377	(3,277,905)	3,440,128
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	0	(1,978,794)	(72,601)
Shares issued, shares	5,755,927
Shares issued, value	$ 5,756	10,067,116				10,072,872
Net loss					(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	0	72,000	(4,003,458)	9,065,935
Shares issued, shares	13,445
Shares issued, value	$ 13	96,496		(96,509)		0
Shares issued for compensation, value				48,000		48,000
Shares issued for acquisition, shares	39,286
Shares issued for acquisition, value	$ 39	290,677				290,716
Net loss					(937,327)	(937,327)
Ending balance, shares at Jun. 30, 2019	40,959,741
Ending balance, value at Jun. 30, 2019	$ 40,959	$ 13,343,659	$ 0	$ 23,491	$ (940,785)	$ 8,467,324